Earnings per Unit and Cash Distributions - Additional Information (Detail) - $ / shares			1 Months Ended		3 Months Ended				12 Months Ended
	Nov. 09, 2017	Jun. 02, 2015	Nov. 30, 2017	Apr. 30, 2013	Dec. 31, 2017	Sep. 30, 2017	Jul. 31, 2017	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2016
Distribution Made to Limited Partner [Line Items]
Percentage of general partner interest	1.85%	2.00%
Weighted average number of common units outstanding									3,733,947
Distributions of Available Cash from Operating Surplus During Subordination Period [Member] | First Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Distributions to each unitholder, Per unit									$ 0.43125
Distributions of Available Cash from Operating Surplus During Subordination Period [Member] | Second Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Distributions to each unitholder, Per unit									0.46875
Distributions of Available Cash from Operating Surplus During Subordination Period [Member] | Third Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Distributions to each unitholder, Per unit									0.5625
Minimum Quarterly Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Distribution, per unit					$ 0.375				$ 0.375
Additional Available Cash From Operating Surplus [Member] | Target Distribution Thereafter [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders									50.15%
KNOT [Member]
Distribution Made to Limited Partner [Line Items]
Number of common units and subordinated units outstanding					90,368				90,368
Percentage of limited partner interest									0.30%
Public Owned Common Units [Member]
Distribution Made to Limited Partner [Line Items]
Number of common units and subordinated units outstanding					24,036,226				24,036,226
Percentage of limited partner interest									73.50%
Subordinated Units [Member] | Distributions of Available Cash from Operating Surplus During Subordination Period [Member] | Third Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders									85.15%
Subordinated Units [Member] | Distributions of Available Cash from Operating Surplus During Subordination Period [Member] | Fourth Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders									75.15%
Subordinated Units [Member] | KNOT [Member]
Distribution Made to Limited Partner [Line Items]
Number of common units and subordinated units outstanding					8,567,500				8,567,500
Percentage of limited partner interest									26.20%
General Partner Unit [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of general partner interest			1.85%	2.00%						2.00%
Number of General Partner Units Outstanding					615,117				615,117	558,674	558,674
Percentage of operating surplus distributed to unitholders									1.85%
General Partner Unit [Member] | Distributions of Available Cash from Operating Surplus During Subordination Period [Member] | First Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders									1.85%
General Partner Unit [Member] | Distributions of Available Cash from Operating Surplus During Subordination Period [Member] | Second Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders									1.85%
General Partner Unit [Member] | Distributions of Available Cash from Operating Surplus During Subordination Period [Member] | Third Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders									1.85%
General Partner Unit [Member] | Distributions of Available Cash from Operating Surplus During Subordination Period [Member] | Fourth Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders									1.85%
General Partner Unit [Member] | Additional Available Cash From Operating Surplus [Member] | Target Distribution Thereafter [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders									1.85%
General Partner Unit [Member] | KNOT [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of general partner interest									1.85%
Number of General Partner Units Outstanding					615,117				615,117
IDR Holders [Member] | Distributions of Available Cash from Operating Surplus During Subordination Period [Member] | Third Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders									13.00%
IDR Holders [Member] | Distributions of Available Cash from Operating Surplus During Subordination Period [Member] | Fourth Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders									23.00%
IDR Holders [Member] | Additional Available Cash From Operating Surplus [Member] | Target Distribution Thereafter [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders									48.00%
IDR Holders [Member] | KNOT [Member] | Maximum [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders					48.00%	48.00%	48.00%	48.00%
Common Units [Member]
Distribution Made to Limited Partner [Line Items]
Number of common units and subordinated units outstanding					32,694,094				32,694,094		27,194,094
Common Units [Member] | Distributions of Available Cash from Operating Surplus During Subordination Period [Member] | First Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders									98.15%
Common Units [Member] | Distributions of Available Cash from Operating Surplus During Subordination Period [Member] | Second Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders									98.15%